LIQUIDITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LiquidityLineItems [Line Items]
Cash	$ 33,341,081		$ 43,396,977	$ 16,062,047
Net income loss	1,361,018	$ 345,611	(5,114,684)	16,312,705	$ 11,219,851
Working capital	43,160,000		60,270,000	12,800,000
Shareholders equity	$ 58,422,330		59,375,809	$ 9,414,353
Major Shareholders [Member]
LiquidityLineItems [Line Items]
Shareholders equity			$ 47,748,628